Debt (Details 11) (Unsecured debt financing, USD $)	0 Months Ended
	Oct. 09, 2012	May 14, 2014	Mar. 11, 2014	Jan. 28, 2014	Oct. 31, 2014	Sep. 30, 2014	Dec. 31, 2014
Predecessor | 2012 Credit Facility
Credit facilities
Maximum borrowing capacity	$ 2,300,000,000		$ 2,300,000,000	$ 2,300,000,000
Term of debt instrument	3 years
AerCap Ireland Capital Limited | Credit Facility effective May 14, 2014
Credit facilities
Maximum borrowing capacity		2,750,000,000			2,955,000,000	2,925,000,000
Term of debt instrument		4 years
AerCap Ireland Capital Limited | Credit Facility effective May 14, 2014 | Accordian feature
Credit facilities
Maximum borrowing capacity		4,000,000,000
AerCap Ireland Capital Limited | AIG | Financing transactions | AIG Revolving Credit Facility
Credit facilities
Maximum borrowing capacity		1,000,000,000
Term of debt instrument		5 years
Credit facility, amount outstanding							$ 0